Income Taxes	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

Cayman Islands and British Virgin Islands

Pursuant to the current rules and regulations, the Cayman Islands and British Virgin Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the Cayman Islands or British Virgin Islands.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income.

On 21 March 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on 28 March 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of estimated assessable profits of the qualifying group entity will be taxed at 8.25%, and estimated assessable profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

The components of the income tax expense (benefit) are as follows:

	For the year ended March 31,
	2025	2024	2023
	USD	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	232,596	234,631	18,626

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	(3,079)	(5,413)	(1,677)
Total	229,517	229,218	16,949

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of March 31,
	2025	2024
	USD	USD
Deferred tax assets
Right-of-use assets – finance lease	984	1,177
Provision for allowance of credit losses	11,845	8,572
	12,829	9,749

	For the year ended March 31,
	2025	2024	2023
	USD	USD	USD
Profit before income taxes	1,505,399	1,525,421	349,303
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	248,391	251,694	57,635

Reconciling items:
Tax effect of income that is not taxable*	(404)	(938)	(20,521)
Tax effect of expense that is not deductible@	2,876	-	-
Effect of two-tier tax rate	(21,154)	(21,154)	(19,395)
Statutory tax deduction#	(192)	(384)	(770)
Income tax expense	229,517	229,218	16,949
*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.

@	Expense that is not deductible mainly consisted of donations made to the organization which is not tax-exempt charities under section 88 of Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$1,500 (2024: HK$3,000) for each business.